Expense Example	Feb. 02, 2026 USD ($)
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810